Fair Value Disclosures - Effect of Derivative Instruments designated as hedging instruments (Table) (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Interest rate swaps	$ (858,342)
Gain / (Loss) Recognized in Accumulated Other Comprehensive Gain / (Loss) (Effective Portion)
Interest rate swaps	$ (858,342)